Economic Context Where the Group's Operates - Additional Information (Detail) $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021 ARS ($)	Jan. 28, 2022 ARS ($)	Dec. 31, 2021	Mar. 31, 2021 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Jan. 01, 2022 ARS ($)
Disclosure of additional information [line items]
Currency devaluation percentage						47.00%
Closing foreign exchange rate	102.75		102.75			102.75	84.145
Decrease in GDP growth rate during the year							9.90%
Increase in GDP growth rate						10.30%
Percentage of fiscal deficit on gross domestic product						3.50%
Percentage of assistance to treasury financing on gross domestic product By argentine central Bank			2.50%			3.70%
Sale of bonds by argentine central bank to private sector				$ 48,000
Argentine central bank accumulation of fund during period	$ 3,475
Sale of bonds by argentine central bank to public sector				$ 1,221
Argentine central bank fund transfers from international monetary fund	$ 6,752
Economic Context Operates [Member]
Disclosure of additional information [line items]
Currency devaluation percentage				7.40%
Closing foreign exchange rate								110.98
International reserves									$ 2,325,000
Estimated fiscal deficit					$ 1,758,600,000
Percentage of fiscal deficit on gross domestic product					2.50%
Percentage of Increase of tax resources		54.20%
Percentage of increase of primary expenses		63.20%
National pubic Sector primary deficit		$ 92,982,000
Percentage of assistance to treasury financing on gross domestic product By argentine central Bank					(1.00%)
Threshold assistance to treasury financing on gross domestic product by argentine central bank					$ 705,200,000
Net international reserves increase during period					$ 5,800,000